Biological assets - Biological Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 130,436	$ 105,387	$ 167,994
Cattle for dairy production
Disclosure of fair value measurement of assets [line items]
Biological assets	11,397	9,859
Cattle for dairy production | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Cattle for dairy production | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	11,397	9,859
Cattle for dairy production | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	3,460	2,993
Breeding cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	3,460	2,993
Breeding cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	337	540
Other cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	1	0
Other cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	336	540
Other cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane
Disclosure of fair value measurement of assets [line items]
Biological assets	55,354	47,475
Sown land – sugarcane | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	55,354	47,475
Sown land – crops
Disclosure of fair value measurement of assets [line items]
Biological assets	38,404	27,347
Sown land – crops | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	38,404	27,347
Sown land – rice
Disclosure of fair value measurement of assets [line items]
Biological assets	21,484	17,173
Sown land – rice | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 21,484	$ 17,173